Impairment of Streams, Royalties and other interests (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Impairment of Streams, Royalties and other interests
Impairment amount	$ 3,600
Beaufor royalty
Impairment of Streams, Royalties and other interests
Impairment amount	3,600
Estimated recoverable amount	$ 6,836
Discount rate (in percent)	5.00%
Increase in discount rate (in percent)	1.00%
Additional impairment charge due to increase in discount rate	$ 357